Accounts Receivable	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE:
Accounts receivable sales and financing programs:
We have an agreement to sell up to $250.0 in accounts receivable on an uncommitted basis (subject to pre-determined limits by customer) to two third-party banks. Based on a review of our requirements, we amended this agreement in November 2018 to increase its overall capacity from $200.0 to $250.0. The term of this agreement has been annually extended in recent years (including in November 2018) for additional one-year periods (and is currently extendable to November 2020 under specified circumstances), but may be terminated earlier as provided in the agreement. At December 31, 2018, $130.0 of accounts receivable were sold under this program (December 31, 2017 — $80.0). We continue to collect cash from our customers and remit the cash to the banks once it is collected.
We also participate in a customer's supplier financing program (SFP), pursuant to which we sell accounts receivable from such customer to a third-party bank on an uncommitted basis. At December 31, 2018, we sold $50.0 of accounts receivable under the SFP (December 31, 2017 — $52.3), in order to receive earlier payment. We utilize the SFP to substantially offset the effect of extended payment terms required by such customer on our working capital for the period. The third-party bank collects the relevant receivables directly from the customer.
The accounts receivable sold under both of these programs are de-recognized from our accounts receivable balance and removed from our consolidated balance sheet, and the proceeds are reflected as cash provided by operating activities in our consolidated statement of cash flows. Upon sale, we assign the rights to the accounts receivable to the banks. We pay discount charges which we record as finance costs in our consolidated statement of operations.
Contract assets:
At December 31, 2018, our accounts receivable balance included $267.8 of contract assets (December 31, 2017 — $258.9) recognized as revenue under IFRS 15. See note 2(y).